Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Leases

Note 13 Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in Operating lease, Right of Use asset, Operating Lease Liability (Current and Non-Current) in the Company’s balance sheets. The ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the leases do not provide an implicit rate, the Company generally uses its incremental borrowing rate at commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. As a practical expedient, the Company elected, for all office and facility leases, not to separate non-lease components from lease components and instead to account for each separate lease component and its associated non-lease components as a single lease component. The Company made an accounting policy election by class of underlying asset not to recognize the lease liability and related right-of-use asset for leases with a term of one year or less.

The Company has an operating lease for administrative office. The lease has remaining lease term around three years.

The components of lease expense were as follows:

	June 30,
	2024	2023
Operating lease costs
Amortization of ROU Assets	$2,152	$-
Interest on Lease Liabilities	$1,190	$-
Short term lease costs	$17,010	$-

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2024	2023
Operating Leases
Right of Use Assets	$61,579	$64,091

Short term Lease liabilities	$22,567	$21,404
Long term Lease liabilities	$39,319	$42,893
	$61,886	$64,297

Weighted Average Remaining Lease Term (in years)	2.33	2.83

Weighted Average Discount Rate	15.50%	15.50%

Note 13 Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in Operating lease, Right of Use asset, Operating Lease Liability (Current and Non-Current) in the Company’s balance sheets. The ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the leases do not provide an implicit rate, the Company generally uses its incremental borrowing rate at commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. As a practical expedient, the Company elected, for all office and facility leases, not to separate non-lease components from lease components and instead to account for each separate lease component and its associated non-lease components as a single lease component. The Company made an accounting policy election by class of underlying asset not to recognize the lease liability and related right-of-use asset for leases with a term of one year or less.

The Company has an operating lease for administrative office. The lease has remaining lease term around three years.

The components of lease expense were as follows:

	December 31,
	2023	2022
Operating lease costs
Amortization of ROU Assets	$5,025	$-
Interest on Lease Liabilities	$2,380	$-
Short term lease costs	$34,021	$32,677

Supplemental cash flow information related to leases was as follows:

	December 31,
	2023	2022
Cash paid for accounts included in the measurements of lease liabilities
Operating cash flows for Operating leases	$7,200	$-
Right of Use Assets obtained in exchange for new Lease Liabilities	$205	$-

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating Leases
Right of Use Assets	$64,091	$-

Short term Lease liabilities	$21,404	$-
Long term Lease liabilities	$42,893	$-
Total Lease Liabilities	$64,297	$-

Weighted Average Remaining Lease Term (in years)	2.83	-

Weighted Average Discount Rate	15.50%	-

Maturities of lease liabilities were as follows at December 31, 2023:

December 31, 2023
2024	$29,017
2025	29,887
2026	17,823
Total lease payments	76,727
Less: Imputed interest	12,430
Total	$64,297